Average Annual Total Returns{- Fidelity ZERO Large Cap Index Fund} - 10.31 Fidelity ZERO Extended Market Index Fund and Fidelity ZERO Large Cap Index Fund Combo Pro-06 - Fidelity ZERO Large Cap Index Fund
	Fidelity ZERO Large Cap Index Fund Return Before Taxes Past 1 year	Fidelity ZERO Large Cap Index Fund Return Before Taxes Since Inception		Fidelity ZERO Large Cap Index Fund After Taxes on Distributions Past 1 year	Fidelity ZERO Large Cap Index Fund After Taxes on Distributions Since Inception		Fidelity ZERO Large Cap Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity ZERO Large Cap Index Fund After Taxes on Distributions and Sales Since Inception		IXYDD Past 1 year	IXYDD Since Inception
Total	21.12%	15.19%	[1]	20.76%	14.83%	[1]	12.73%	11.76%	[1]	21.11%	15.16%	[1]

[1]	(a)From September 13, 2018